INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventory

	As of December 31,
	2024	2023

Raw materials, materials and spare parts	1,340,641	1,409,316
Goods in process	2,158,745	2,312,068
Finished goods	837,118	947,768
Goods in transit	536,159	479,248
Obsolescence allowance (Note 19)	(122,152)	(200,024)

Inventories, net	4,750,511	4,948,376